INVESTMENT SECURITIES - Schedule of Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Net losses recognized on marketable equity securities	$ (111)	$ 0	$ 0
Less: Net losses recognized on marketable equity securities sold during the year	1,345
Unrealized gains recognized on marketable equity securities still held at the reporting date	$ 1,234